Vident International Equity Fund
Schedule of Investments
May 31, 2021 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 96.6%
	Australia - 4.6%
259,123	AGL Energy Ltd.	$$1,652,106
63,509	Ansell Ltd.	1,992,766
1,627,371	Beach Energy Ltd.	1,599,644
31,840	BHP Group Ltd.	1,182,187
176,436	BlueScope Steel Ltd.	2,906,821
119,326	Fortescue Metals Group Ltd.	2,034,917
449,825	Harvey Norman Holdings Ltd. (a)	1,827,598
58,008	JB Hi-Fi Ltd.	2,154,225
621,768	Metcash Ltd. (a)	1,687,321
24,399	Mineral Resources Ltd.	863,399
490,501	Qantas Airways Ltd. (b)	1,818,911
24,786	Rio Tinto Ltd.	2,350,762
248,537	Worley Ltd.	2,031,063
		24,101,720
	Belgium - 0.3%
66,225	Proximus SADP	1,349,234

	Brazil - 2.3%
26,018	Cia de Saneamento Basico do Estado de Sao Paulo	199,405
307,497	EDP - Energias do Brasil SA	1,102,967
520,938	JBS SA	3,009,853
770,784	Minerva SA/Brazil	1,458,390
195,486	Telefonica Brasil SA	1,650,966
716,755	TIM SA/Brazil	1,662,259
134,766	Vale SA	2,885,916
		11,969,756
	Canada - 6.0%
37,799	Canadian Solar, Inc. (a) (b)	1,496,084
17,676	Canadian Tire Corporation Ltd. - Class A	3,025,406
89,272	Crescent Point Energy Corporation	365,069
74,265	Empire Company Ltd. - Class A	2,541,486
1,357	George Weston Ltd.	132,836
99,099	Great-West Lifeco, Inc.	3,046,802
43,050	iA Financial Corporation, Inc.	2,477,157
36,726	Loblaw Companies Ltd.	2,260,108
31,380	Magna International, Inc.	3,155,664
125,430	Manulife Financial Corporation	2,620,739
73,545	Parex Resources, Inc. (b)	1,255,379
96,479	Power Corporation of Canada	3,146,749
49,738	Sun Life Financial, Inc.	2,679,182
33,568	TFI International, Inc.	3,217,860
		31,420,521
	Chile - 0.9%
1,260,012	Cencosud SA	2,450,743
15,172,986	Enel Americas SA	2,059,539
51,580	Falabella SA	225,480
		4,735,762
	China - 2.9%
472,000	3SBio, Inc. (a) (b) (c)	541,236
1,250,000	China Medical System Holdings Ltd.	3,117,954
1,182,000	China Shenhua Energy Company Ltd. - Class H	2,610,253
1,836,000	Lenovo Group Ltd.	2,211,763
584,000	Sinotruk Hong Kong Ltd.	1,402,533
1,172,000	Tianneng Power International Ltd. (a)	2,111,004
3,009,500	Yangzijiang Shipbuilding Holdings Ltd.	3,388,872
		15,383,615
	Denmark - 0.6%
1,082	AP Moller - Maersk A/S - Class B	2,989,087

	France - 1.9%
45,877	Cie de Saint-Gobain (b)	3,081,491
9,280	Cie Generale des Etablissements Michelin SCA	1,419,831
170,055	Electricite de France SA	2,403,996

39,546	Publicis Groupe SA	2,673,589
5,170	Sanofi	553,956
		10,132,863
	Germany - 3.9%
9,939	Allianz SE	2,636,332
5,963	Aurubis AG	557,715
16,538	Continental AG (b)	2,450,925
32,849	Daimler AG	3,066,739
27,673	Fresenius Medical Care AG & Company KGaA	2,217,427
50,159	Fresenius SE & Company KGaA	2,728,463
13,549	Hella GmbH & Company KGaA (b)	942,416
8,235	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,368,420
13,271	Rheinmetall AG	1,383,810
23,962	Suedzucker AG	396,681
41,903	Uniper SE	1,537,954
		20,286,882
	Hong Kong - 6.3%
4,392,000	Bosideng International Holdings Ltd.	2,393,630
1,558,000	China Resources Cement Holdings Ltd.	1,652,044
1,086,200	China Taiping Insurance Holdings Company Ltd.	2,026,435
4,508,000	China Traditional Chinese Medicine Holdings Company Ltd.	2,898,270
448,000	CK Asset Holdings Ltd. (a)	3,047,658
327,000	CK Hutchison Holdings Ltd.	2,603,698
1,319,000	Kingboard Laminates Holdings Ltd.	2,855,015
2,574,000	Kunlun Energy Company Ltd.	2,921,721
1,470,000	Nine Dragons Paper Holdings Ltd.	2,322,000
1,560,000	Sino Land Company Ltd.	2,488,282
1,291,500	Sun Art Retail Group Ltd.	981,750
166,000	Sun Hung Kai Properties Ltd.	2,592,179
2,527,000	TCL Electronics Holdings Ltd.	1,693,023
2,799,000	WH Group Ltd. (c)	2,412,589
		32,888,294
	India - 0.0% (d)
9,537	Tata Motors Ltd. - ADR (b)	207,239

	Indonesia - 2.1%
5,185,400	Astra International Tbk PT	1,869,430
2,969,300	Bank Mandiri Persero Tbk PT	1,205,596
5,422,800	Bank Negara Indonesia Persero Tbk PT	1,973,998
21,460,800	Perusahaan Gas Negara Persero Tbk PT (b)	1,697,634
8,711,600	Telkom Indonesia Persero Tbk PT (a)	1,994,185
1,375,300	United Tractors Tbk PT	2,101,220
		10,842,063
	Ireland - 0.9%
19,548	Bank of Ireland Group PLC (b)	126,681
59,586	Endo International PLC (b)	349,770
14,191	Jazz Pharmaceuticals PLC (a) (b)	2,527,843
35,192	Perrigo Company PLC (a)	1,623,759
		4,628,053
	Israel - 1.2%
585,735	Israel Discount Bank Ltd. (b)	3,001,181
37,144	Plus500 Ltd.	795,766
149,968	Teva Pharmaceutical Industries Ltd. (b)	1,595,419
30,797	Tower Semiconductor Ltd. (b)	849,262
		6,241,628
	Italy - 0.5%
100,533	Assicurazioni Generali SpA	2,062,903
213,314	UnipolSai Assicurazioni SpA	637,666
		2,700,569
	Japan - 2.8%
133,500	Daiwabo Holdings Company Ltd.	2,080,646
65,700	Ebara Corporation	3,237,954
103,800	Iida Group Holdings Company Ltd.	2,802,293
40,500	Kaken Pharmaceutical Company Ltd.	1,686,656
68,400	K’s Holdings Corporation	824,096
118,900	Medipal Holdings Corporation	2,270,425
21,300	Shimamura Company Ltd.	2,045,265
		14,947,335
	Malaysia - 3.8%
2,449,100	CIMB Group Holdings Bhd	2,577,376
2,188,300	Kossan Rubber Industries	2,175,859
1,211,700	Malayan Banking Bhd	2,403,760

1,513,900	MISC Bhd	2,523,472
2,153,700	Public Bank Bhd	2,224,821
2,617,900	Sime Darby Bhd	1,444,009
1,425,000	Supermax Corporation Bhd	1,461,715
596,100	Tenaga Nasional Bhd	1,440,677
1,528,800	Top Glove Corporation Bhd	1,882,567
7,152,400	VS Industry Bhd	2,111,027
		20,245,283
	Mexico - 2.9%
3,241,047	America Movil SAB de CV - Series L	2,481,806
488,564	Arca Continental SAB de CV	2,708,899
3,785,981	Cemex SAB de CV (b)	3,122,967
200,744	Gruma SAB de CV	2,157,989
446,052	Grupo Financiero Banorte SAB de CV	3,036,940
388,516	Grupo Mexico SAB de CV	1,861,341
		15,369,942
	Netherlands - 2.7%
561,104	Aegon NV	2,652,005
13,490	EXOR NV	1,162,126
79,962	Koninklijke Ahold Delhaize NV	2,321,657
54,323	NN Group NV	2,759,427
40,534	Signify NV (c)	2,502,391
149,469	Stellantis NV	2,932,500
		14,330,106
	Norway - 5.3%
89,786	Aker BP ASA	2,646,612
125,225	Equinor ASA	2,722,797
53,968	Gjensidige Forsikring ASA	1,216,520
334,938	Leroy Seafood Group ASA	3,027,217
517,302	Norsk Hydro ASA	3,354,288
234,082	Orkla ASA	2,443,998
40,619	Salmar ASA	3,002,297
295,690	Storebrand ASA	2,948,513
137,152	Telenor ASA	2,389,905
112,758	TGS NOPEC Geophysical Company ASA	1,526,255
52,435	Yara International ASA	2,798,809
		28,077,211
	Poland - 0.8%
45,410	KGHM Polska Miedz SA (b)	2,503,074
24,022	Mercator Medical SA	1,563,637
		4,066,711
	Republic of Korea - 7.2%
308,820	Doosan Infracore Company Ltd. (b)	3,433,487
14,705	E-MART, Inc.	2,056,828
62,525	GS Engineering & Construction Corporation	2,489,115
59,038	Hankook Tire & Technology Company Ltd.	2,559,390
58,165	Hanwha Aerospace Corporation Ltd.	2,469,392
896,186	Hanwha Life Insurance Company Ltd.	3,149,869
58,968	Hyundai Engineering & Construction Company Ltd.	2,966,112
11,926	Hyundai Glovis Corporation Ltd.	2,047,726
7,679	Hyundai Mobis Company Ltd.	1,917,512
28,925	Kia Motors Corporation	2,196,671
11,766	Kumho Petrochemical Company Ltd.	2,463,338
15,265	LG Electronics, Inc.	2,073,565
203,801	LG Uplus Corporation	2,722,707
9,037	Samsung Electronics Company Ltd.	649,031
10,757	Samsung Fire & Marine Insurance Company Ltd.	2,025,437
33,781	Samsung Life Insurance Company Ltd.	2,520,021
		37,740,201
	Russian Federation - 1.8%
395,917	Gazprom PJSC - ADR	2,812,594
12,069	LUKOIL PJSC - ADR	983,141
34,350	Magnit PJSC - GDR (e)	524,524
202,352	Mobile TeleSystems PJSC - ADR	1,845,450
20,533	Novolipetsk Steel PJSC - GDR (e)	735,903
151,132	Rosneft Oil Company PJSC - GDR (e)	1,072,735
25,615	Severstal PJSC - GDR (e)	590,170
21,812	Tatneft PJSC - ADR	875,970
		9,440,487
	Singapore - 6.7%
204,000	BOC Aviation Ltd. (a) (c)	1,837,222

279,400	City Developments Ltd.	1,611,111
1,889,100	ComfortDelGro Corporation Ltd.	2,398,494
120,200	DBS Group Holdings Ltd.	2,762,456
124,308	Flex Ltd. (b)	2,271,107
3,605,100	Genting Singapore Ltd.	2,302,229
37,000	IGG, Inc.	55,108
120,600	Jardine Cycle & Carriage Ltd.	2,021,545
33,211	Kulicke & Soffa Industries, Inc.	1,723,651
1,051,700	NetLink NBN Trust (e)	759,049
298,700	Oversea-Chinese Banking Corporation Ltd.	2,821,758
776,600	Sembcorp Industries Ltd.	1,291,203
754,100	Singapore Airlines Ltd. (a) (b)	2,826,735
309,200	Singapore Exchange Ltd.	2,427,893
132,419	United Overseas Bank Ltd.	2,629,966
189,900	UOL Group Ltd.	1,064,887
155,400	Venture Corporation Ltd.	2,261,944
569,200	Wilmar International Ltd.	2,060,511
		35,126,869
	South Africa - 4.3%
223,704	Aspen Pharmacare Holdings Ltd. (b)	2,661,974
375,153	Barloworld Ltd. (b)	3,247,222
173,510	Exxaro Resources Ltd.	1,913,031
338,739	The Foschini Group Ltd. (b)	3,277,497
43,602	Kumba Iron Ore Ltd.	1,943,648
426,527	MTN Group Ltd. (b)	3,136,553
264,909	MultiChoice Group	2,626,944
1,033,449	Telkom SA SOC Ltd.	3,646,166
		22,453,035
	Spain - 0.6%
448,637	Banco Bilbao Vizcaya Argentaria SA	2,801,386
98,114	Mapfre SA	224,453
		3,025,839
	Sweden - 4.2%
67,230	Boliden AB (a)	2,695,081
91,919	Electrolux AB - Class B	2,613,381
97,988	Getinge AB - Class B	3,470,050
175,395	Husqvarna AB - Class B	2,581,880
5,812	ICA Gruppen AB	284,461
121,944	Investor AB - Class B	2,798,097
91,832	Loomis AB	2,939,754
149,242	Securitas AB - Class B	2,440,799
88,456	Skanska AB - Class B	2,495,791
		22,319,294
	Switzerland - 5.1%
36,194	Adecco Group AG	2,509,311
12,699	Baloise Holding AG	2,114,972
14,905	Chubb Ltd.	2,533,701
43,982	Dufry AG (b)	2,781,463
129,594	Ferrexpo PLC	823,181
667,765	Glencore PLC	3,043,472
10,024	Helvetia Holding AG	1,125,967
39,717	Holcim Ltd.	2,379,357
4,863	Roche Holding AG	1,705,197
4,937	Swiss Life Holding AG	2,575,325
25,803	Swiss Re AG	2,496,445
157,884	UBS Group AG	2,577,752
		26,666,143
	Taiwan - 6.5%
2,733,000	Acer, Inc.	3,132,943
233,000	Asustek Computer, Inc.	3,288,315
633,000	Chicony Electronics Company Ltd.	1,766,161
3,065,000	Compal Electronics Ltd.	2,574,377
1,120,000	Fubon Financial Holding Company Ltd.	2,906,941
5,297,000	HannStar Display Corporation (b)	4,067,198
538,000	Hon Hai Precision Industry Company Ltd.	2,152,737
4,932,000	Innolux Corporation	3,964,730
1,162,000	Lite-On Technology Corporation	2,752,056
74,000	Quanta Computer, Inc.	234,480
306,000	Radiant Opto-Electronics Corporation	1,301,635
406,000	Sino-American Silicon Products, Inc.	2,414,881
1,195,000	United Microelectronics Corporation	2,257,277

445,000	Zhen Ding Technology Holding Ltd.	1,556,028
		34,369,759
	Thailand - 3.3%
1,276,500	Hana Microelectronics PCL - NVDR (a)	2,410,032
551,200	Kasikornbank PCL - NVDR	2,107,789
5,852,100	Krung Thai Bank PCL - NVDR (a)	2,022,486
626,900	PTT Exploration & Production PCL - NVDR	2,357,144
2,161,400	Sri Trang Agro-Industry PCL - NVDR (a)	3,043,251
4,465,400	Thai Union Group PCL - NVDR	2,529,203
1,401,900	Thanachart Capital PCL - NVDR	1,536,482
534,000	Tisco Financial Group PCL - NVDR (a)	1,529,376
		17,535,763
	Turkey - 0.0% (d)
1	Yapi ve Kredi Bankasi AS	0

	United Kingdom - 4.2%
1,268,654	BT Group PLC (b)	3,145,148
676,730	J Sainsbury PLC	2,548,448
70,256	Janus Henderson Group PLC	2,705,559
622,336	Kingfisher PLC (b)	3,179,226
24,761	Rio Tinto PLC	2,128,921
344,035	Royal Mail PLC (b)	2,822,366
831,411	Taylor Wimpey PLC	2,020,500
158,098	TechnipFMC Plc (b)	1,358,062
1,148,711	Vodafone Group PLC	2,089,632
		21,997,862
	TOTAL COMMON STOCKS (Cost $410,504,961)	507,589,126

PREFERRED STOCKS - 1.6%
	Brazil - 1.0%
1,021,719	Cia Energetica de Minas Gerais	2,680,624
1,984,200	Cia Paranaense de Energia	2,435,720
		5,116,344
	Germany - 0.6%
47,005	Schaeffler AG	436,027
9,836	Volkswagen AG	2,709,657
		3,145,684
	TOTAL PREFERRED STOCKS (Cost $7,257,831)	8,262,028

RIGHTS - 0.0% (d)
	Singapore - 0.0% (d)
1,576,069	Singapore Airlines Ltd., 1.00% (b)	0
	TOTAL RIGHTS (Cost $0)	0

Principal Amount
SHORT-TERM INVESTMENTS - 1.1%
	Money Market Deposit Account - 1.1%
$5,609,760	U.S. Bank Money Market Deposit Account, 0.003% (f)	5,609,760
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,609,760)	5,609,760

Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.1%
	Private Funds - 0.5%
2,826,783	Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (g) (h)	2,826,783
		2,826,783

Shares	Money Market Funds - 0.8%
740,000	Blackrock Liquidity Funds FedFund - Institutional Class, 0.040% (g)	740,000
565,000	Federated Hermes Government Obligations Fund, 0.040% (g)	565,000
680,000	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.040% (g)	680,000
834,000	Invesco Government & Agency - Institutional Class, 0.050% (g)	834,000
746,000	JPMorgan U.S. Government Money Market Fund, 0.050% (g)	746,000
805,000	Morgan Stanley Institutional Liquidity Fund Government Portfolio - Institutional Class, 0.050% (g)	805,000
		4,370,000

Principal Amount	Repurchase Agreements - 1.8%
$2,933,382	Citigroup Global Markets, Inc. - 0.010%, dated 5/28/21, matures 6/1/21, repurchase price $2,933,383 (collateralized by various U.S. Government obligations: Total Value $2,992,050)	2,933,382
3,180,290	Daiwa Capital Markets America, Inc. - 0.010%, dated 5/28/21, matures 6/1/21, repurchase price $3,180,291 (collateralized by various U.S. Government obligations: Total Value $3,243,810)	3,180,290
3,180,290	RBC Dominion Securities, Inc. - 0.010%, dated 5/28/21, matures 6/1/21, repurchase price $3,180,291 (collateralized by various U.S. Government obligations: Total Value $3,243,896)	3,180,290
		9,293,962
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 16,490,745) (i)	16,490,745
	TOTAL INVESTMENTS - 102.4% (Cost $439,863,297)	537,951,659
	Liabilities in Excess of Other Assets - (2.4)%	(12,587,739)
	NET ASSETS - 100.0%	$525,363,920

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of May 31, 2021. Total value of securities out on loan is $17,935,357 or 3.4% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2021, the value of these securities amounted to $7,293,438 or 1.4% of net assets.

(d)	Less than 0.05%.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At May 31, 2021, the value of these securities amounted to $3,682,381 or 0.7% of net assets.

(f)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2021.

(g)	Annualized seven-day yield as of May 31, 2021.
(h)	Privately offered liquidity fund.
(i)
Investments purchased with cash proceeds from securities lending. As of May 31, 2021, total cash collateral has a value of $16,490,745. Additionally, total non-cash collateral has a value of $2,594,020.

ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$507,589,126	$-	$-	$507,589,126
Preferred Stocks	8,262,028	-	-	8,262,028
Rights	-	0	-	0
Short-Term Investments	5,609,760	-	-	5,609,760
Investments Purchased with Proceeds from Securities Lending	4,370,000	12,120,745	-	16,490,745
Total Investments in Securities	$525,830,914	$12,120,745	$-	$537,951,659

^See Schedule of Investments for country breakouts.
During the period ended May 31, 2021, the Fund did not recognize any transfers into or out of Level 3.